Selected Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information (unaudited)
Selected Quarterly Financial Information (unaudited)

(17) Selected Quarterly Financial Information (unaudited)

        Summarized quarterly financial data for December 31, 2012 and 2011.

	Year Ended December 31, 2012
	Quarter
	First	Second	Third	Fourth
	(in thousands)
Net sales	$1,898,485	$2,229,629	$2,337,457	$1,816,173
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,630,665	1,866,245	1,694,122	1,476,484
Direct operating expenses (exclusive of depreciation and amortization)	92,703	71,583	88,890	173,351
Selling, general and administrative (exclusive of depreciation and amortization)	20,214	26,096	21,244	18,626
Depreciation and amortization	26,259	26,638	27,458	27,288

Total operating costs and expenses	1,769,841	1,990,562	1,831,714	1,695,749

Operating income	128,644	239,067	505,743	120,424
Other income (expense):
Interest expense and other financing costs	(18,836)	(18,991)	(18,217)	(20,170)
Realized loss on derivatives, net	(19,086)	(8,069)	(53,271)	(57,139)
Unrealized gain (loss) on derivatives, net	(128,167)	46,886	(115,699)	48,953
Loss on extinguishment of debt	—	—	—	(37,540)
Other income, net	81	628	14	33

Total other income (expense)	(166,008)	20,454	(187,173)	(65,863)

Net income (loss)	$(37,364)	$259,521	$318,570	$54,561

	Year Ended December 31, 2011
	Quarter
	First	Second	Third	Fourth
	(in thousands)
Net sales	$1,111,978	$1,376,681	$1,284,677	$979,478
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	931,001	1,122,763	1,024,779	849,077
Direct operating expenses (exclusive of depreciation and amortization)	45,410	44,054	54,510	103,691
Selling, general and administrative (exclusive of depreciation and amortization)	12,951	9,361	9,175	19,495
Depreciation and amortization	16,916	16,966	16,990	18,980

Total operating costs and expenses	1,006,278	1,193,144	1,105,454	991,243

Operating income (loss)	105,700	183,537	179,223	(11,765)
Other income (expense):
Interest expense and other financing costs	(12,956)	(13,401)	(12,841)	(13,797)
Realized gain (loss) on derivatives, net	(18,848)	483	67	11,116
Unrealized gain (loss) on derivatives, net	(3,258)	6,448	(9,991)	92,063
Loss on extinguishment of debt	(1,908)	(170)	—	—
Other income (expense), net	377	327	33	(159)

Total other income (expense)	(36,593)	(6,313)	(22,732)	89,223

Net income	$69,107	$177,224	$156,491	$77,458